Capital reserves	12 Months Ended
Dec. 31, 2021
Disclosure Of Reserves Within Equity [Abstract]
Capital reserves
26.	Capital reserves

The capital redemption reserve was created in 2012 following the reduction of nominal share capital to 0.1p per share. It is required under Section 733 of the Companies Act 2006, held to maintain the capital of the Company when shares are bought back and subsequently cancelled without court approval.

Due to the size of the deficit on the accumulated losses account, the Company has no distributable reserves.

The share premium account reflects the premium to nominal value paid on issuing shares less costs related to the issue. The merger reserve was created on issuance of shares relating to the acquisition of Silence Therapeutics GmbH.

The share-based payments reserve reflects the cost to issue share-based compensation, primarily employee share options.

	Share Premium account	Merger reserve	Share-based Payment reserve	Capital redemption reserve	Total
	£000s	£000s	£000s	£000s	£000s
At January 1, 2019	133,242	22,248	2,437	5,194	163,121
Shares issued	3,767	-	-	-	3,767
On options in issue during the year	1,141	-	584	-	1,725
On options exercised during the year	-	-	(1,370)	-	(1,370)
Movement in the year	4,908	-	(786)	-	4,122
At December 31, 2019	138,150	22,248	1,651	5,194	167,243
Shares issued	15,396	-	-	-	15,396
On options in issue during the year	-	-	4,395	-	4,395
On options exercised during the year	188	-	(331)	-	(143)
Movement in the year	15,584	-	4,064	-	19,648
At December 31, 2020	153,734	22,248	5,715	5,194	186,891
Shares issued	30,138	-	-	-	30,138
On options in issue during the year	-	-	8,632	-	8,632
On options exercised during the year	460	-	(659)	-	(199)
Movement in the year	30,598	-	7,973	-	38,571
At December 31, 2021	184,332	22,248	13,688	5,194	225,462